Biotricity, Inc. - Balance Sheets - USD ($)		Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash		$ 424,868	$ 20,659	$ 53,643	$ 410,601
Harmonized sales tax recoverable		939	9,939	28,656	36,291
Deposits and other receivables		14,705	3,916	44,186	39,202
Total Current Assets		440,512	34,514	126,485	486,094
NON-CURRENT ASSETS
Deposits and other receivables		33,000	33,000	33,000	33,000
Total Assets		473,512	67,514	159,485	519,094
Current Liabilities:
Accounts payable and accrued liabilities	[1]	1,137,454	1,315,995	516,934	413,273
Convertible promissory note	[2]	1,556,990	1,308,712	102,744	783,778
Derivative liabilities	[3]	2,163,884	1,511,358	75,111	561,220
Total Current Liabilities		4,858,328	4,136,065	694,789	1,758,271
Convertible promissory notes	[2]			854,751
Derivative liability	[3]			1,179,924
TOTAL LIABILITIES		4,858,328	4,136,065	2,729,464	1,758,271
Stockholders' Deficiency
Preferred stock	[4]	1	1	1	1
Common stock	[5]	27,199	26,255	25,000	25,000
Shares to be issued	[6]		200,855
Additional paid-in capital		14,308,583	12,478,520	7,982,465	7,982,598
Accumulated other comprehensive loss		(473,384)	(264,577)	(79,520)	(18,002)
Accumulated deficit		(18,307,215)	(16,509,605)	(10,497,925)	(9,228,774)
TOTAL STOCKHOLDERS' DEFICIENCY		(4,384,816)	(4,068,551)	(2,569,979)	(1,239,177)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY		473,512	67,514	159,485	519,094
Commitments	[7]
Subsequent Events	[8]

[1]	See Note 4
[2]	See Note 5
[3]	See Note 6
[4]	$0.001 par value; 10,000,000 authorized as at March 31, 2017, December 31, 2016 and March 31, 2016, respectively (December 31, 2015 - 1,000,000), 1 share issued and outstanding as at March 31, 2017 and 2016 and December 31, 2016 and 2015, respectively [Note 7]
[5]	$0.001 par value; 125,000,000 authorized as at March 31, 2017, December 31, 2016 and March 31, 2016, respectively (December 31, 2015 - 100,000,000). Issued and outstanding common shares: 18,075,841 as at March 31, 2017, 15,876,947 as at March 31, 2016, 17,131,589 as at December 31, 2016, 15,876,947 as at December 31, 2015, respectively, and exchangeable shares of 9,123,031 outstanding as at March 31, 2017 and 2016 and December 31, 2016 and 2015, respectively.
[6]	See Note 7
[7]	See Note 10
[8]	See Note 11